Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenue Recognition [Abstract]
Schedule of disaggregation of revenues
The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three and six months ended June 30, 2025 and 2024:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(U.S. $ in thousands)		(U.S. $ in thousands)
Americas*
Systems	$18,307	$14,054	$34,848	$32,047
Consumables	32,947	36,182	67,128	71,724
Service	32,413	33,252	63,119	66,525
Total Americas	83,667	83,488	165,095	170,296

EMEA
Systems	9,312	9,800	19,334	19,523
Consumables	20,726	19,945	39,786	41,115
Service	7,268	7,308	14,881	14,888
Total EMEA	37,306	37,053	74,001	75,526

Asia Pacific
Systems	2,971	5,125	7,580	10,294
Consumables	10,528	8,488	19,910	18,087
Service	3,614	3,887	7,546	7,888
Total Asia Pacific	17,113	17,500	35,036	36,269

Total Revenues	$138,086	$138,041	$274,132	$282,091